Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	$ 62,728	$ 82,219
Work-in-process	2,389	2,944
Raw materials	52,404	38,495
Total Inventory	$ 117,521	$ 123,658